Equity-accounted Investments	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity-accounted Investments
23. Equity-accounted Investments
On May 8, 2019, Teekay sold to Brookfield all of the Company's remaining interests in Altera, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera for total cash proceeds of $100 million. Subsequent to the deconsolidation of Altera on September 25, 2017 and prior to the sale in May 2019 (see Note 4), Teekay included the results of Altera as an equity-accounted investment in its financial results. The Company wrote-down the investment in Altera by $64.9 million and recognized a loss on sale of $8.9 million which are included in equity loss on the consolidated statements of loss for the year ended December 31, 2019.

The equity investments of Teekay LNG include the following:

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In December 2015, Teekay LNG (30%) entered into an agreement with National Oil & Gas Authority (or NOGA) (30%), Gulf Investment Corporation (24%), and Samsung C&T (16%) to form a joint venture, Bahrain LNG W.L.L. (or the Bahrain LNG Joint Venture), for the development of an LNG receiving and regasification terminal in Bahrain. The LNG terminal includes an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year customer contract. In addition, Teekay LNG has supplied an FSU in connection with this terminal commencing in September 2018 through a 21-year time-charter contract with the Bahrain LNG Joint Venture.

As at December 31, 2019, Teekay LNG had advanced $73.4 million (December 31, 2018 – $79.1 million) to the Bahrain LNG Joint Venture. These advances bear interest at 6.0% (2018 – LIBOR plus 1.25%) and as at December 31, 2019 and 2018, the interest receivable on these advances was $0.5 million and $nil, respectively.

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A 50/50 joint venture agreement with China LNG Shipping (Holdings) Limited (or China LNG) (or the Yamal LNG Joint Venture) and the joint venture has six icebreaker LNG carriers that carry out international transportation of LNG for a project located on the Yamal Peninsula in Northern Russia. Teekay LNG has guaranteed its 50% share of a secured loan facility and interest rate swaps in the Yamal LNG Joint Venture for which the aggregate principal amount of the loan facility and fair value of the interest rate swaps as at December 31, 2019 was $809.2 million. As a result, Teekay LNG has recorded a guarantee liability, which has a carrying value of $2.2 million as at December 31, 2019 (December 31, 2018 – $0.6 million) and is included as part of other long-term liabilities in the consolidated balance sheets.

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As at December 31, 2019, Teekay LNG has a 30% ownership interest in two LNG carriers, the Pan Asia and the Pan Americas, and a 20% ownership interest in two LNG carriers, the Pan Europe and the Pan Africa, through its joint venture with China LNG, CETS Investment Management (HK) Co. Ltd. and BW Investments Pte. Ltd (or the Pan Union Joint Venture). On initial acquisition, the basis difference between Teekay LNG's investment and the carrying value of the Pan Union Joint Venture's net assets was substantially attributed to ship construction support agreements and the time-charter contracts. As at December 31, 2019, the unamortized amount of the basis difference was $10.5 million (December 31, 2018 – $11.0 million).

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A 50/50 joint venture agreement with Exmar NV (or Exmar) (or the Exmar LPG Joint Venture). Teekay LNG has guaranteed its 50% share of secured loan facilities and four finance leases in the Exmar LPG Joint Venture for which the aggregate principal amount of the secured loan facilities and finance leases as at December 31, 2019 was $246.7 million. As a result, Teekay LNG has recorded a guarantee liability which has a carrying value of $0.9 million as at December 31, 2019 (December 31, 2018 – $1.3 million), and is included as part of other long-term liabilities in the consolidated balance sheets.

As at December 31, 2019, the Teekay LNG had advanced $52.3 million (December 31, 2018 – $52.3 million) to the Exmar LPG Joint Venture, which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. As at December 31, 2019, the interest receivable on these advances was $0.3 million (December 31, 2018 – $nil). These amounts are included in the table below.
On initial acquisition, the basis difference between Teekay LNG's investment and the carrying value of the Exmar LPG Joint Venture's net assets was substantially attributed to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and goodwill in accordance with the finalized purchase price allocation. At December 31, 2019, the unamortized amount of the basis difference was $23.6 million (December 31, 2018 – $24.9 million).

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A 50/50 joint venture with Exmar (or the Excalibur Joint Venture). On January 31, 2018, Teekay LNG sold its other 50/50 joint venture with Exmar relating to the Excelsior LNG carrier (or the Excelsior Joint Venture) for gross proceeds of approximately $54 million. As a result of the sale, Teekay LNG recorded a gain of $5.6 million for the year ended December 31, 2018, which is included in equity (loss) income in the consolidated statements of loss. Teekay LNG has guaranteed its 50% share of the secured loan facility of the Excalibur Joint Venture for which the principal amount of the secured loan facility was $21.8 million as at December 31, 2019. As a result, Teekay LNG has recorded a guarantee liability which has a carrying value of $0.1 million as at December 31, 2019 (December 31, 2018 – nominal).

On initial acquisition, the basis difference between Teekay LNG's investment and the carrying value of the Excalibur Joint Venture's net assets was substantially attributed to an increase to the carrying value of the vessel of the Excalibur Joint Venture in accordance with the finalized purchase price allocation. At December 31, 2019, the unamortized amount of the basis difference was $12.5 million (December 31, 2018 – $13.0 million).

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A 52% ownership interest in the joint venture with Marubeni Corporation (or the MALT Joint Venture). Teekay LNG has guaranteed its 52% share of the secured loan facilities of the MALT Joint Venture for which the principal amount of the secured loan facilities was $147.0 million as at December 31, 2019. As a result, Teekay LNG has recorded a guarantee liability, which has a carrying value of $0.3 million as at December 31, 2019 (December 31, 2018 – $0.4 million) and is included as part of other long-term liabilities in the consolidated balance sheets.

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A 33% ownership interest in the Angola Joint Venture that owns four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The other partners of the Angola Joint Venture are NYK Energy Transport (or NYK) (33%) and Mitsui & Co. Ltd. (34%).

Teekay LNG has guaranteed its 33% share of the secured loan facilities and interest rate swaps of the Angola Joint Venture for which the aggregate principal amount of the secured loan facilities and fair value of the interest rate swaps was $213.8 million as at December 31, 2019. As a result, Teekay LNG has recorded a guarantee liability which has a carrying value of $0.5 million as at December 31, 2019 (December 31, 2018 – $0.6 million), and is included as part of other long-term liabilities in the consolidated balance sheets.

•	A 40% ownership interest in Teekay Nakilat (III) Corporation (or the RasGas III Joint Venture), and the remaining 60% is held by Qatar Gas Transport Company Ltd. (Nakilat).

In January 2014, Teekay and Teekay Tankers formed TIL, which sought to opportunistically acquire, operate and sell modern second-hand tankers to benefit from an expected recovery in the current cyclical low of the tanker market. Teekay and Teekay Tankers in the aggregate purchased 5.0 million shares of common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represented a total investment by Teekay and Teekay Tankers of $50.0 million. In October 2014, Teekay Tankers acquired an additional 0.9 million common shares in TIL, representing 2.43% of the then outstanding share capital of TIL.

On May 31, 2017, Teekay Tankers entered into a merger agreement (or the Merger Agreement) to acquire the remaining 27.0 million issued and outstanding common shares of TIL, by way of a share-for-share exchange of 0.4 shares of Teekay Tankers Class A common stock for each outstanding share of TIL common stock (or the TIL merger). During the year ended December 31, 2017, the Company recognized a loss of $46.2 million on remeasuring its investment in TIL to fair value.

On completion of the TIL merger, TIL became a wholly-owned subsidiary of Teekay Tankers. As consideration for the merger, Teekay Tankers issued 11,122,193 Class A common shares (including 1,031,250 Class A common shares to Teekay) to the TIL shareholders (other than Teekay Tankers) for $151.3 million. The merger with TIL was accounted for as an acquisition of assets. The purchase price was determined based on the value of Teekay Tankers shares issued on the merger date and transaction costs associated with the merger, which amounted to $6.9 million. Together with the fair value of the Company's 19.5% ownership in TIL (11.3% of which was held through Teekay Tankers) and the total number of Class A common shares issued at the close of the merger, the total acquisition cost was $177.4 million. The assets acquired and liabilities assumed were recognized at their fair values on November 27, 2017, with the difference between the purchase price and the net fair value of the net assets acquired allocated on a relative fair value basis to the vessels acquired. Net working capital and long-term debt assumed were recognized at their fair values on November 27, 2017, of $47.1 million and $337.1 million, respectively. The remaining amount of the asset acquisition purchase price was allocated to vessels ($467.2 million) and existing time-charter contracts ($0.2 million), on a relative fair value basis.

Teekay Tankers also owns a 50% interest in a joint venture arrangement between Teekay Tankers and Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong Joint Venture) which owns a single VLCC tanker. The vessel is currently trading on spot voyage charters in an RSA managed by a third party.

In November 2011, Teekay acquired a 40% interest in a recapitalized Magnora ASA (or Magnora, previously Sevan Marine ASA) for approximately $25 million and as at December 31, 2017, the Company had a 43.5% interest in Magnora. In November 2018, Teekay sold its ownership interest in Magnora for approximately $27 million and recognized a gain of $15.3 million, which is presented in equity income on the consolidated statements of loss for the year ended December 31, 2018.

A condensed summary of the Company’s investments in equity-accounted investments by segment, which includes loans and net advances to equity-accounted investments, is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Equity-accounted Investments (1)	Ownership Percentage	2019 $	2018 $
Teekay LNG – Liquefied Gas
Bahrain LNG Joint Venture	30%	64,017	81,709
Yamal LNG Joint Venture	50%	264,088	210,290
Pan Union Joint Venture	20%-30%	75,403	71,040
Exmar LNG Joint Venture	50%	32,717	32,419
Exmar LPG Joint Venture	50%	149,024	151,186
MALT Joint Venture	52%	344,571	342,280
Angola Joint Venture	33%	84,474	79,606
RasGas3 Joint Venture	40%	120,917	132,256
Teekay Tankers – Conventional Tankers
Wah Kwong Joint Venture	50%	28,111	25,766
Teekay Parent – Other
Altera (2) (note 4)	14%	—	157,924
TOO GP (2) (note 4)	49%	—	3,968
		1,163,322	1,288,444

(1)
Investments in equity-accounted investments is presented in current portion of loans to equity-accounted investments, investments in and loans to equity-accounted investments and loans from equity-accounted investments in the Company’s consolidated balance sheets.

A condensed summary of the Company’s financial information for equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of Joint Ventures) are as follows:

	As at December 31,
	2019 $	2018 $
Cash and restricted cash	379,085	568,843
Other assets – current	148,663	412,388
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	3,123,377	6,615,077
Net investment in direct financing leases	4,469,861	3,000,927
Other assets – non-current	169,925	1,957,271
Current portion of long-term debt and obligations related to finance leases	563,776	1,106,812
Other liabilities – current	189,165	563,862
Long-term debt and obligations related to finance leases	5,156,307	6,882,426
Other liabilities – non-current	243,301	478,311

	Year Ended December 31,
	2019 $	2018 $	2017 $
Revenues	1,115,537	2,052,084	980,078
Income from vessel operations	489,096	406,125	258,006
Realized and unrealized (loss) gain on non-designated derivative instruments	(72,305)	21,664	(17,438)
Net income (loss)	145,924	(3,747)	38,646

The results included for TIL are until its consolidation on November 27, 2017. The results included for Altera are from the date of deconsolidation on September 25, 2017 to the sale of Teekay's remaining interests on May 8, 2019.

For the year ended December 31, 2019, the Company recorded equity loss of $14.5 million (2018 – income of $61.1 million, and 2017 – loss of $37.3 million). The equity loss in 2019 was primarily comprised of the write-down and loss on sale of Teekay's investment in Altera and the Company’s share of net loss from the Bahrain LNG Joint Venture; offset by equity income in the Yamal LNG Joint Venture, the RasGas III Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture and the Angola Joint Venture. For the year ended December 31, 2019, equity loss included $12.9 million related to the Company’s share of unrealized losses on interest rate swaps in the equity-accounted investments (2018 – gains of $17.6 million and 2017 – gains of $7.7 million).